Investments accounted for using equity method - Details of Investment in Associates (Detail) - TWD ($) $ in Thousands		12 Months Ended
	Apr. 08, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Carrying amount		$ 3,271,677	$ 3,392,910
JMC ELECTRONICS CO., LTD. [member]
Disclosure of associates [line items]
Carrying amount		$ 250,769	249,793
Shareholding ratio	10.00%
Unimos Shanghai [member]
Disclosure of associates [line items]
Principal place of business		Shanghai, PRC
Measurement method		Equity method
Carrying amount		$ 3,020,908	$ 3,143,117
Shareholding ratio		45.02%	45.02%
Nature of relationship		Strategic Investee